Note 15 - Stockholders' Equity (deficit): Schedule of Debt Conversions (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Tangiers Investment Group, LLC
Amount Converted | $	$ 57,784
4/29/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 1.38
4/29/2016 | Blackbridge Capital LLC | Principal
Amount Converted | $	$ 25,000.00
4/29/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	16,667
5/19/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
5/19/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	6,061
5/19/2016 | EMA Financial, LLC
Price | $ / shares	$ 1.50
5/19/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 5,250.00
5/19/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	3,500
5/27/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
5/27/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	102,273
5/27/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.12
5/27/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 5,500.00
5/27/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	50,000
6/3/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.20
6/3/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 10,000.00
6/3/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	50,000
6/6/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.22
6/6/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 12,034.30
6/6/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	54,703
6/8/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.08
6/8/2016 | Blackbridge Capital LLC | Principal
Amount Converted | $	$ 10,000.00
6/8/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	100,000
6/8/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.06
6/8/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 3,744.63
6/8/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	63,630
6/9/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.04
6/9/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 2,861.69
6/9/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	74,330
6/9/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.08
6/9/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 10,400.00
6/9/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	135,065
6/10/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.06
6/10/2016 | Blackbridge Capital LLC | Principal
Amount Converted | $	$ 10,000.00
6/10/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	142,857
6/10/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.06
6/10/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 5,000.00
6/10/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	71,429
6/10/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.08
6/10/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 4,109.67
6/10/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	53,370
6/13/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.02
6/13/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 2,207.27
6/13/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	100,331
6/14/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
6/14/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	81,818
6/14/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.06
6/14/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 11,150.00
6/14/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	184,298
6/15/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.06
6/15/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 5,000.00
6/15/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	90,909
6/16/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.04
6/16/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 2,509.00
6/16/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	55,632
6/17/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
6/17/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	101,045
6/17/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.04
6/17/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 5,022.50
6/17/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	122,500
6/20/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.02
6/20/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	62,084
6/20/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.04
6/20/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 4,415.39
6/20/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	107,692
6/21/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.04
6/21/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 5,022.50
6/21/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	122,500
6/22/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.04
6/22/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 5,535.00
6/22/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	135,000
6/27/2016 | Blackbridge Capital LLC
Price | $ / shares	$ 0.04
6/27/2016 | Blackbridge Capital LLC | Principal
Amount Converted | $	$ 500.00
6/27/2016 | Blackbridge Capital LLC | Common Stock
Shares Issued | shares	12,195
7/8/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.04
7/8/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 3,075.00
7/8/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	75,000
7/15/2016 | Kodiak Capital
Price | $ / shares	$ 0.02
7/15/2016 | Kodiak Capital | Principal
Amount Converted | $	$ 3,717.00
7/15/2016 | Kodiak Capital | Common Stock
Shares Issued | shares	158,183
10/07/2016 | Kodiak Capital
Price | $ / shares	$ 0.007
10/07/2016 | Kodiak Capital | Principal
Amount Converted | $	$ 1,222.82
10/07/2016 | Kodiak Capital | Common Stock
Shares Issued | shares	163,044
10/17/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.000
10/17/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 2,374.35
10/17/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	166,039
10/18/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.005
10/18/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 934.60
10/18/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	179,800
10/19/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.013
10/19/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,262.00
10/19/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	174,000
10/20/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.013
10/20/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,480.00
10/20/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	190,770
10/21/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.005
10/21/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 1,125.54
10/21/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	216,450
10/21/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.013
10/21/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,730.00
10/21/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	210,000
10/21/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.014
10/21/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 2,490.63
10/21/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	174,170
10/23/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.013
10/23/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 2,264.00
10/23/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	174,153
10/24/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.013
10/24/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,107.00
10/24/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	239,000
10/24/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.013
10/24/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 3,110.00
10/24/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	239,230
10/25/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.010
10/25/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 2,491.84
10/25/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	239,600
10/26/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.013
10/26/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,367.00
10/26/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	259,000
10/26/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.013
10/26/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 3,382.00
10/26/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	260,153
10/26/2016 | Colonial Stock Transfer
Price | $ / shares	$ 0.012
10/26/2016 | Colonial Stock Transfer | Principal
Amount Converted | $	$ 2,400.00
10/26/2016 | Colonial Stock Transfer | Common Stock
Shares Issued | shares	205,128
10/27/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.005
10/27/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 1,525.16
10/27/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	293,300
10/27/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.010
10/27/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 2,954.64
10/27/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	284,100
10/27/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.020
10/27/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 5,000.00
10/27/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	250,000
10/27/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.013
10/27/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 3,382.00
10/27/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	260,153
10/31/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.005
10/31/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 1,974.38
10/31/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	429,213
10/31/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.013
10/31/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 4,000.00
10/31/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	311,285
10/31/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.012
10/31/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 4,400.00
10/31/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	342,412
10/31/2016 | Kodiak Capital
Price | $ / shares	$ 0.000
10/31/2016 | Kodiak Capital | Principal
Amount Converted | $	$ 64.12
10/31/2016 | Kodiak Capital | Common Stock
Shares Issued | shares	171,000
10/31/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.012
10/31/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 4,300.00
10/31/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	373,913
11/01/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.009
11/01/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 3,445.40
11/01/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	374,500
11/01/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.011
11/01/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 4,300.00
11/01/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	373,913
11/01/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.012
11/01/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 4,772.00
11/01/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	414,956
11/02/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.004
11/02/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 2,153.83
11/02/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	530,500
11/02/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.011
11/02/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 5,400.00
11/02/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	469,565
11/03/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.011
11/03/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,977.50
11/03/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	370,000
11/03/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.008
11/03/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 3,040.94
11/03/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	374,500
11/03/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.0091
11/03/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 9,397.00
11/03/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	1,028,681
11/04/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.005
11/04/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 6,591.00
11/04/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	1,381,761
11/04/2016 | Kodiak Capital
Price | $ / shares	$ 0.000
11/04/2016 | Kodiak Capital | Principal
Amount Converted | $	$ 309.26
11/04/2016 | Kodiak Capital | Common Stock
Shares Issued | shares	824,694
11/04/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.010
11/04/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 5,200.00
11/04/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	512,315
11/05/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.010
11/05/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 5,000.00
11/05/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	465,116
11/06/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.005
11/06/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 2,450.00
11/06/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	462,264
11/07/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.003
11/07/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 3,522.00
11/07/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	664,528
11/08/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.002
11/08/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 1,898.46
11/08/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	895,500
11/08/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.003
11/08/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,657.10
11/08/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	690,000
11/08/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0053
11/08/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 1,203.00
11/08/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	274,151
11/08/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.000
11/08/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	497,767
11/09/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.005
11/09/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 1,597.61
11/09/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	301,436
11/09/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.005
11/09/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 4,022.88
11/09/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	867,000
11/09/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.0048
11/09/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 8,282.00
11/09/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	1,736,268
11/09/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.005
11/09/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 2,722.00
11/09/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	513,585
11/10/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0053
11/10/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 5,449.00
11/10/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	1,028,113
11/10/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.0053
11/10/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 4,590.00
11/10/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	866,037
11/11/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0029
11/11/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,650.50
11/11/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	930,000
11/11/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.0026
11/11/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 6,419.00
11/11/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	2,502,534
11/11/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.0028
11/11/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 2,121.79
11/11/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	744,489
11/14/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
11/14/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 2,752.00
11/14/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	2,752,000
11/14/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0029
11/14/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 3,416.00
11/14/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	1,198,596
11/15/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0021
11/15/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,045.00
11/15/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,450,000
11/15/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.0017
11/15/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 2,436.00
11/15/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	1,450,000
11/15/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0021
11/15/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 3,062.75
11/15/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	1,458,452
11/21/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0015
11/21/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,805.00
11/21/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,870,000
11/22/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.0013
11/22/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 5,062.00
11/22/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	3,749,630
11/22/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.0015
11/22/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 2,000.00
11/22/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	1,333,333
11/23/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
11/23/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 4,888.00
11/23/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	4,888,000
11/23/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0015
11/23/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,925.00
11/23/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,950,000
11/23/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0014
11/23/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 2,528.65
11/23/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	1,873,074
11/28/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0013
11/28/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 2,437.50
11/28/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	1,950,000
11/28/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0014
11/28/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 2,997.00
11/28/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	2,220,000
11/29/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.0005
11/29/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 6,089.50
11/29/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	6,089,500
11/29/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.0011
11/29/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 5,979.00
11/29/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	5,314,667
11/29/20161 | Adar Bays, LLC
Price | $ / shares	$ 0.0011
11/29/20161 | Adar Bays, LLC | Principal
Amount Converted | $	$ 2,986.00
11/29/20161 | Adar Bays, LLC | Common Stock
Shares Issued | shares	2,654,222
11/29/20162 | Adar Bays, LLC
Price | $ / shares	$ 0.0011
11/29/20162 | Adar Bays, LLC | Principal
Amount Converted | $	$ 3,220.00
11/29/20162 | Adar Bays, LLC | Common Stock
Shares Issued | shares	2,862,222
11/30/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0013
11/30/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,300.00
11/30/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	2,640,000
11/30/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0011
11/30/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 4,170.00
11/30/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	3,706,667
12/01/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0013
12/01/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 3,900.48
12/01/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	3,103,992
12/01/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.0010
12/01/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 3,564.00
12/01/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	3,564,000
12/01/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0011
12/01/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 4,098.35
12/01/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	3,642,978
12/05/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.0010
12/05/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 9,993.00
12/05/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	9,993,000
12/05/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0011
12/05/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 4,950.00
12/05/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	4,500,000
12/05/2016 | Tangiers Investment Group, LLC
Price | $ / shares	$ 0.0010
12/05/2016 | Tangiers Investment Group, LLC | Principal
Amount Converted | $	$ 8,995.00
12/05/2016 | Tangiers Investment Group, LLC | Common Stock
Shares Issued | shares	9,085,859
12/05/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0011
12/05/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 4,005.93
12/05/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	3,641,755
12/05/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.0011
12/05/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 4,000.00
12/05/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	3,636,363
12/07/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
12/07/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 13,380.00
12/07/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	13,380,000
12/07/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0011
12/07/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 6,600.00
12/07/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	6,000,000
12/07/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.0009
12/07/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 3,136.32
12/07/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	3,564,000
12/09/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0011
12/09/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 7,700.00
12/09/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	7,000,000
12/12/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.0016
12/12/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 3,990.80
12/12/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	4,535,000
12/13/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0011
12/13/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 7,810.00
12/13/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	7,100,000
12/13/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.0008
12/13/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 6,543.60
12/13/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	7,790,000
12/14/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.0004
12/14/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 10,940.25
12/14/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	10,940,250
12/15/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0008
12/15/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 6,800.00
12/15/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	8,500,000
12/16/2016 | Auctus Fund, LLC
Price | $ / shares	$ 0.0006
12/16/2016 | Auctus Fund, LLC | Principal
Amount Converted | $	$ 5,274.68
12/16/2016 | Auctus Fund, LLC | Common Stock
Shares Issued | shares	8,241,688
12/19/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.0008
12/19/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 6,000.00
12/19/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	7,500,000
12/20/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0008
12/20/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 6,790.00
12/20/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	8,487,500
12/21/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
12/21/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 10,632.00
12/21/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	10,632,000
12/21/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0008
12/21/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 7,000.00
12/21/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	8,750,000
12/22/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0008
12/22/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 6,240.00
12/22/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	7,800,000
12/27/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
12/27/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 12,470.00
12/27/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	12,470,000
12/27/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.0016
12/27/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 9,050.00
12/27/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	11,677,419
12/28/2016 | EMA Financial, LLC
Price | $ / shares	$ 0.001
12/28/2016 | EMA Financial, LLC | Principal
Amount Converted | $	$ 13,714.00
12/28/2016 | EMA Financial, LLC | Common Stock
Shares Issued | shares	13,714,000
12/28/2016 | Black Forest Capital LLC
Price | $ / shares	$ 0.0008
12/28/2016 | Black Forest Capital LLC | Principal
Amount Converted | $	$ 5,775.85
12/28/2016 | Black Forest Capital LLC | Common Stock
Shares Issued | shares	7,452,710
12/28/2016 | Microcap Equity Group LLC
Price | $ / shares	$ 0.0008
12/28/2016 | Microcap Equity Group LLC | Principal
Amount Converted | $	$ 7,000.00
12/28/2016 | Microcap Equity Group LLC | Common Stock
Shares Issued | shares	9,333,333
12/28/20161 | Adar Bays, LLC
Price | $ / shares	$ 0.0008
12/28/20161 | Adar Bays, LLC | Principal
Amount Converted | $	$ 9,359.00
12/28/20161 | Adar Bays, LLC | Common Stock
Shares Issued | shares	12,076,129
12/28/20162 | Adar Bays, LLC
Price | $ / shares	$ 0.0008
12/28/20162 | Adar Bays, LLC | Principal
Amount Converted | $	$ 10,293.00
12/28/20162 | Adar Bays, LLC | Common Stock
Shares Issued | shares	13,281,290
12/29/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.008
12/29/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 12,453.75
12/29/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	16,069,355
12/30/2016 | Adar Bays, LLC
Price | $ / shares	$ 0.008
12/30/2016 | Adar Bays, LLC | Principal
Amount Converted | $	$ 12,000.00
12/30/2016 | Adar Bays, LLC | Common Stock
Shares Issued | shares	16,000,000